Prepaids and Deposits - Schedule of Prepaid and Deposits (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid And Deposits [Abstract]
Prepaid expenses	$ 651,984	$ 957,645	$ 89,819
Deposits	135,864	113,893	24,376
Deferred share issuance and listing expense			50,000
Prepaid and deposits		1,071,538	164,195
Prepaids and deposits - current	787,848	1,060,765	153,422
Deposits- non-current		$ 10,773	$ 10,773